Summary of Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	$ 83	$ 4,161	$ 4,681	$ (9,434)
Debt termination expense	11,866	8,628	15,078	8,750
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	43	4,161	5,220	(9,434)
Debt termination expense	$ 11,866	$ 8,628	$ 15,078	$ 8,750